787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 19, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, each a series of BlackRock Multi-State Municipal Series Trust

(File No. 002-99473 and File No. 811-04375)

Ladies and Gentlemen:

On behalf of BlackRock Multi-State Municipal Series Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated September 28, 2017, for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund (the “Funds”) filed under Rule 497(c) with the Securities and Exchange Commission on October 3, 2017 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8172.

Very truly yours,

/s/ Dean Caruvana
Dean Caruvana

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP